                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____                                             [ ]

Post-Effective Amendment No. 27 (File No. 333-91691)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28 (File No. 811-07623)                                        [X]

                        (Check appropriate box or boxes)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS Life of New York Variable Annuity Account)
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (previously IDS Life Insurance Company of New York)
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on Jan. 26, 2009 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 27 is to supplement the prospectus for RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement Advisor 4 Access Variable Annuity.

The supplement filed electronically herewith is not intended to supersede the prospectuses filed with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691, filed on or about April 24, 2008.

The prospectus for: RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement Advisor 4 Access Variable Annuity filed electronically with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691 filed on or about April 24, 2008 is incorporated by reference into Part A of Post-Effective Amendment No. 27 to this Registration Statement.

The Combined Statement of Additional Information and Financial Statements filed electronically with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691 on or about April 24, 2008 is incorporated by reference into Part B of Post-Effective No. 27 to this Registration Statement.

PART A.

The prospectus for: RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement Advisor 4 Access Variable Annuity filed electronically with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691 filed on or about April 24, 2008 is incorporated by reference to this Post-Effective Amendment No. 27.

                                  Prospectus Supplement dated Jan. 26, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 F (5/08)       S-6504 F (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. COMMENCING WITH CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009, THE CURRENT ANNUAL FEE FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT) AND THE FEES FOR SECURESOURCE(SM) RIDERS WILL CHANGE AND THE FOLLOWING REVISIONS TO THE PROSPECTUS APPLY:

FOR RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY -- NATIONAL

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:


 ACCUMULATION BENEFIT RIDER FEE(1)                                 MAXIMUM: 2.50%   CURRENT: 0.80%






(Charged annually at the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This fee applies only if you select the optional rider.)

   (1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.


 SECURESOURCE -- SINGLE LIFE RIDER FEE(2)                          MAXIMUM: 2.00%   CURRENT: 0.90%
 SECURESOURCE -- JOINT LIFE RIDER FEE(2)                           MAXIMUM: 2.50%   CURRENT: 1.15%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater. The fee applies only if you elect the optional rider.)

   (2) For contracts purchased prior to Jan. 26, 2009, the following charges apply:

     - the current charge for Single Life rider is 0.65% and for Joint Life rider is 0.85%, and

     - the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6503-14 (1/09)

* Destroy date: May 1, 2009


                                      --1--

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION BENEFIT RIDER FEE" SECTION OF THE
PROSPECTUS:

If selected, we deduct an annual fee* of 0.80% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it as follows*:

     - Secure Source -- Single Life rider, 0.90%;

     - SecureSource -- Joint Life rider, 1.15%.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider is 0.65% and for Joint Life rider is 0.85%.

The SecureSource -- Single Life rider charge will not exceed a maximum charge of 2.00%*. The SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.50%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge for Single Life rider is 1.50% and for Joint Life rider is 1.75%.

FOR RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY -- NEW YORK:

THE FOLLOWING PARAGRAPHS REPLACE THEIR CORRESPONDING PARAGRAPHS UNDER THE "EXPENSE SUMMARY -- OPTIONAL RIDER FEES" SECTION OF THE PROSPECTUS:


 ACCUMULATION BENEFIT RIDER FEE*                                   MAXIMUM: 2.50%   CURRENT: 0.80%






(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.


 SECURESOURCE -- SINGLE LIFE RIDER FEE*                            MAXIMUM: 2.00%   CURRENT: 0.90%
 SECURESOURCE -- JOINT LIFE RIDER FEE*                             MAXIMUM: 2.00%   CURRENT: 0.90%






(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

THE FOLLOWING SENTENCE REPLACES ITS CORRESPONDING SENTENCE UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION BENEFIT RIDER FEE" SECTION OF THE
PROSPECTUS:

If selected, we deduct an annual fee* of 0.80% of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit date.

   * For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.

THE FOLLOWING SENTENCES REPLACE THEIR CORRESPONDING SENTENCES UNDER THE "OPTIONAL LIVING BENEFIT CHARGES -- SECURESOURCE RIDER FEE" SECTION OF THE
PROSPECTUS:

We charge an annual fee of 0.90%* based on the greater of the contract value or the total Remaining Benefit Amount (RBA) for this optional feature if you select it. The rider fee is the same whether you select the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider.

   * For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%.

The SecureSource -- Single Life and the SecureSource -- Joint Life rider charge will not exceed a maximum charge of 2.00%*.

   * For contracts purchased prior to Jan. 26, 2009, the maximum charge is 1.50%.


                                      --2--

II. THE FOLLOWING PARAGRAPH REPLACES ITS CORRESPONDING PARAGRAPH UNDER THE "PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM -- PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER":

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Protector rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after January 26, 2009, you can not select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

III. EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)), OR SECURESOURCESM RIDERS, SUBJECT TO STATE RESTRICTIONS.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW, CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/AFTER JAN. 26, 2009:

     a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

     b. Current tax year contributions for Tax Sheltered Annuities (TSAs) under
        Section 403(b) of the Internal Revenue Code of 1986 (the Code) up to the annual limit set by the Internal Revenue Service (IRS).

     c. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts except TSAs. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, SIMPLE IRAs, and Simplified Employee Pension IRA (SEP) plans.

   (1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

FOR CONTRACTS ISSUED IN FLORIDA, NEW JERSEY, NEW YORK, AND OREGON:

For contracts with GWB for Life rider or SecureSource riders issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. For contracts with Guarantor Withdrawal Benefit for Life rider, or SecureSource riders issued in New York, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. In all four states, the limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6503-14 (1/09)

* Destroy date: May 1, 2009


                                      --3--

S-6503-14 (1/09)

PART B.

The Combined Statement of Additional Information and Financial Statements filed electronically with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691 on or about April 24, 2008 is incorporated by reference to this Post-Effective No. 27.

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account

     Report of Independent Registered Public Accounting Firm dated April 24,
     2008.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2007.

     Statements of Operations for the year ended Dec. 31, 2007.

     Statements of Changes in Net Assets for the years ended Dec. 31, 2007 and 2006.

     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

     Report of Independent Registered Public Accounting Firm dated April 24,
     2008.

     Balance Sheets as of Dec. 31, 2007 and 2006.

     Statements of Income for the years ended Dec. 31, 2007, 2006 and 2005.

     Statements of Cash Flows for the years ended Dec. 31, 2007, 2006 and 2005.

     Statements of Stockholder's Equity for the three years ended Dec. 31, 2007, 2006 and 2005.

     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as
     Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2    Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6  Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as
     Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as
     Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as
     Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as Exhibit
     4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.17 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.18 Form of SecureSource Single Life rider filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as
     Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
     Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion

     Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 24 is incorporated by reference.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as
     Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.28 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit
     8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 22, 2008 is filed electronically herewith.

14.  Not applicable.

(MODULE)
(NAME) IDSLNY25
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item 27. Number of Contractowners

         As of Dec. 31, 2008, there were 13,871 non-qualified contract owners and 21,718 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(MODULE)
(NAME) IDSLNY29
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL       NET UNDERWRITING        COMPENSATION    BROKERAGE
UNDERWRITER         DISCOUNT AND COMMISSIONS   ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------------   ------------------------   -------------   -----------   ------------
RiverSource         $16,934,492                None            None          None
Distributors, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Co. of New York
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 9th day of January, 2009.


                                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                        ACCOUNT

                                        By RiverSource Life Insurance Co. of
                                        New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of January, 2009.

SIGNATURE                              TITLE
----------                             -----


/s/ Gumer C. Alvero*                   Director and Senior Vice President -
------------------------------------   Annuities
Gumer C. Alvero


/s/ Lori J. Arrell*                    Director
------------------------------------
Lori J. Arrell


/s/ Timothy V. Bechtold*               Director, President and Chief Executive
------------------------------------   Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer, Claims
Maureen A. Buckley                     Officer and Anti-Money Laundering Officer


/s/ Rodney P. Burwell*                 Director
------------------------------------
Rodney P. Burwell



/s/ Richard N. Bush*                   Senior Vice President - Corporate Tax
------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                    Director
------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                  Director
------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                  Director
------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                Director
------------------------------------
Thomas R. McBurney


/s/ Jeffrey McGregor*                  Director
------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                  Director
------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                Director
------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                  Vice President and Controller
------------------------------------
David K. Stewart

/s/ Michael R. Woodward*               Director
-------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 22, 2008, filed electronically herewith, by:


/s/ Rodney J. Vessels
------------------------------
Rodney J. Vessels
Assistant General Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 27 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectus for: RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement Advisor 4 Access Variable Annuity filed electronically with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691 filed on or about April 24, 2008 is incorporated by reference to this Post-Effective Amendment No. 27.

Supplement for RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement Advisor 4 Access Variable Annuity.

PART B.

The Combined Statement of Additional Information and Financial Statements filed electronically with Post-Effective Amendment No. 26 to Registration Statement No. 333-91691 on or about April 24, 2008 is incorporated by reference to this Post-Effective No. 27.

Financial Statements.

Part C.

          Other Information.

          The signatures.

                                  EXHIBIT INDEX

9. Opinion of counsel and consent to its use as the legality of the securities being registered.

10.  Consent of Independent Registered Public Accounting Firm.

13.  Power of Attorney dated Oct. 22, 2008